Related party transactions	12 Months Ended
Mar. 31, 2026
Disclosure of transactions between related parties [abstract]
Related party transactions

30. Related party transactions
The Group has a number of related parties including joint arrangements and associates, pension schemes and Directors and Executive Committee members (see note 12 ‘Associates and joint arrangements’, note 25 ‘Post employment benefits’ and note 23 ‘Directors and key management compensation’).
Transactions with joint arrangements and associates
Related party transactions with the Group’s joint arrangements and associates primarily comprise fees for the use of products and services including network airtime and access charges, fees for the provision of network infrastructure and cash pooling arrangements. No related party transactions have been entered into during the year which might reasonably affect any decisions made by the users of these consolidated financial statements except as disclosed below.

	2026 €m	2025 € m	2024 € m

Sales of goods and services to associates	30	13	25

Purchase of goods and services from associates	9	6	6

Sales of goods and services to joint ventures	259	280	267

Purchase of goods and services from joint ventures	555	761	932

Interest income receivable from associates	9	–	–

Interest expense payable to associates	6	–	–

Interest income receivable from joint ventures 1	65	66	52

Interest expense payable to joint ventures 1	157	243	239

Trade balances owed:

by associates	9	3

to associates	2	1

by joint ventures	220	210

to joint ventures	304	331

Other balances owed by associates	11	–

Other balances owed to associates	126	–

Other balances owed by joint ventures 1	1,219	1,265

Other balances owed to joint ventures 2	3,192	3,941
Notes:

1.	Amounts arise primarily through VodafoneZiggo and Oak Holdings 1 GmbH. Interest is paid/received in line with market rates.

2.	Amounts are primarily in relation to leases of tower space from Oak Holdings 1 GmbH.
Details of the Group’s commitment to enter into future lease contracts with Oak Holdings 1 GmbH are disclosed in Note 20 ‘Leases’.
Dividends received from associates and joint ventures are disclosed in the consolidated statement of cash flows.
Transactions with Directors other than compensation
During the three years ended 31 March 2026 and as of 19 May 2026, no Director nor any other executive officer, nor any associate of any Director or any other executive officer, was indebted to the Group.
During the three years ended 31 March 2026 and as of 19 May 2026, the Group has not been a party to any other material transaction, or proposed transactions, in which any member of the key management personnel (including Directors, any other executive officer, senior manager, any spouse or relative of any of the foregoing or any relative of such spouse) had or was to have a direct or indirect material interest.